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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 101.7%	Shares	Value
Consumer Discretionary - 13.0%
Auto Components - 2.3%
Gentex Corp.	200,000	$4,266,000
Lear Corp.	25,000	3,539,500
Tenneco, Inc.	25,000	1,560,500
		9,366,000
Hotels, Restaurants & Leisure - 0.6%
Jack in the Box, Inc.	25,000	2,543,000

Household Durables - 1.6%
Garmin Ltd.	50,000	2,555,500
KB Home	200,000	3,976,000
		6,531,500
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	5,000	4,432,700

Leisure Products - 1.9%
Mattel, Inc.	300,000	7,683,000

Media - 2.4%
CBS Corp. - Class B	100,000	6,936,000
Comcast Corp. - Class A	75,000	2,819,250
		9,755,250
Specialty Retail - 3.1%
Aaron's, Inc.	88,000	2,617,120
Best Buy Co., Inc.	75,000	3,686,250
Ross Stores, Inc.	100,000	6,587,000
		12,890,370
Consumer Staples - 5.9%
Food & Staples Retailing - 2.5%
United Natural Foods, Inc. (a)	150,000	6,484,500
Wal-Mart Stores, Inc.	50,000	3,604,000
		10,088,500
Food Products - 3.4%
Archer-Daniels-Midland Co.	150,000	6,906,000
Bunge Ltd.	25,000	1,981,500
Sanderson Farms, Inc.	50,000	5,192,000
		14,079,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.7% (continued)	Shares	Value
Energy - 5.9%
Energy Equipment & Services - 1.2%
Halliburton Co.	75,000	$3,690,750
Nabors Industries Ltd.	100,000	1,307,000
		4,997,750
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	50,000	2,569,500
Boardwalk Pipeline Partners, L.P.	32,000	585,920
Chevron Corp.	50,000	5,368,500
Cosan Ltd. - Class A	500,000	4,270,000
Devon Energy Corp.	50,000	2,086,000
Exxon Mobil Corp.	50,000	4,100,500
		18,980,420
Financials - 2.4%
Capital Markets - 1.0%
State Street Corp.	50,000	3,980,500

Consumer Finance - 1.0%
American Express Co.	50,000	3,955,500

Insurance - 0.4%
Aflac, Inc.	25,000	1,810,500

Health Care - 16.4%
Biotechnology - 2.3%
Gilead Sciences, Inc.	50,000	3,396,000
Kite Pharma, Inc. (a)	35,000	2,747,150
United Therapeutics Corp. (a)	25,000	3,384,500
		9,527,650
Health Care Equipment & Supplies - 4.9%
Align Technology, Inc. (a)	50,000	5,735,500
Baxter International, Inc.	100,000	5,186,000
Cardiovascular Systems, Inc. (a)	200,000	5,655,000
Danaher Corp.	30,000	2,565,900
Varex Imaging Corp. (a)	4,000	134,400
Varian Medical Systems, Inc. (a)	10,000	911,300
		20,188,100
Health Care Providers & Services - 7.4%
HCA Holdings, Inc. (a)	50,000	4,449,500
HealthSouth Corp.	100,000	4,281,000
Quest Diagnostics, Inc.	75,000	7,364,250
Tivity Health, Inc. (a)	100,000	2,910,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.7% (continued)	Shares	Value
Health Care - 16.4% (continued)
Health Care Providers & Services - 7.4% (continued)
UnitedHealth Group, Inc.	25,000	$4,100,250
WellCare Health Plans, Inc. (a)	50,000	7,010,500
		30,115,500
Life Sciences Tools & Services - 0.9%
QIAGEN N.V. (a)	120,000	3,476,400

Pharmaceuticals - 0.9%
Depomed, Inc. (a)	300,000	3,765,000

Industrials - 11.9%
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	50,000	2,824,500
United Parcel Service, Inc. - Class B	25,000	2,682,500
		5,507,000
Commercial Services & Supplies - 2.5%
Cintas Corp.	25,000	3,163,500
Copart, Inc. (a)	100,000	6,193,000
Quad/Graphics, Inc.	30,000	757,200
		10,113,700
Construction & Engineering - 0.9%
Quanta Services, Inc. (a)	100,000	3,711,000

Industrial Conglomerates - 0.6%
Siemens AG - ADR	34,000	2,329,000

Machinery - 3.4%
AGCO Corp.	50,000	3,009,000
Donaldson Co., Inc.	150,000	6,828,000
Trinity Industries, Inc.	150,000	3,982,500
		13,819,500
Professional Services - 0.5%
FTI Consulting, Inc. (a)	50,000	2,058,500

Road & Rail - 1.8%
Landstar System, Inc.	50,000	4,282,500
Swift Transportation Co. (a)	150,000	3,081,000
		7,363,500
Trading Companies & Distributors - 0.9%
GATX Corp.	60,000	3,657,600

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.7% (continued)	Shares	Value
Information Technology - 39.4%
Communications Equipment - 7.7%
ADTRAN, Inc.	100,000	$2,075,000
Cisco Systems, Inc.	200,000	6,760,000
F5 Networks, Inc. (a)	35,000	4,989,950
Finisar Corp. (a)	175,000	4,784,500
Ixia (a)	100,000	1,965,000
NetScout Systems, Inc. (a)	50,000	1,897,500
Plantronics, Inc.	75,000	4,058,250
Ubiquiti Networks, Inc. (a)	100,000	5,026,000
		31,556,200
Electronic Equipment, Instruments & Components - 8.4%
Corning, Inc.	350,000	9,450,000
Dolby Laboratories, Inc. - Class A	75,000	3,930,750
Fabrinet (a)	75,000	3,152,250
ScanSource, Inc. (a)	75,000	2,943,750
TTM Technologies, Inc. (a)	350,000	5,645,500
Zebra Technologies Corp. - Class A (a)	100,000	9,125,000
		34,247,250
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	75,000	4,477,500
Criteo S.A. - ADR (a)	4,000	199,960
eBay, Inc. (a)	100,000	3,357,000
LogMeIn, Inc.	12,888	1,256,580
Yelp, Inc. (a)	100,000	3,275,000
		12,566,040
IT Services - 2.2%
CSG Systems International, Inc.	10,000	378,100
International Business Machines Corp.	50,000	8,707,000
		9,085,100
Semiconductors & Semiconductor Equipment - 6.3%
Amkor Technology, Inc. (a)	200,000	2,318,000
Cirrus Logic, Inc. (a)	50,000	3,034,500
Lattice Semiconductor Corp. (a)	400,000	2,768,000
Micron Technology, Inc. (a)	200,000	5,780,000
QUALCOMM, Inc.	100,000	5,734,000
Texas Instruments, Inc.	25,000	2,014,000
Xilinx, Inc.	75,000	4,341,750
		25,990,250
Software - 9.0%
Cadence Design Systems, Inc. (a)	150,000	4,710,000
Citrix Systems, Inc. (a)	50,000	4,169,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.7% (continued)	Shares	Value
Information Technology - 39.4% (continued)
Software - 9.0% (continued)
CommVault Systems, Inc. (a)	75,000	$3,810,000
Ebix, Inc.	125,000	7,656,250
Gigamon, Inc. (a)	50,000	1,777,500
Microsoft Corp.	50,000	3,293,000
TiVo Corp.	75,000	1,406,250
Varonis Systems, Inc. (a)	100,000	3,180,000
VMware, Inc. - Class A (a)	75,000	6,910,500
		36,913,000
Technology Hardware, Storage & Peripherals - 2.7%
3D Systems Corp. (a)	150,000	2,244,000
NetApp, Inc.	75,000	3,138,750
Seagate Technology plc	75,000	3,444,750
Western Digital Corp.	25,000	2,063,250
		10,890,750
Materials - 3.2%
Chemicals - 3.0%
Braskem S.A. - ADR	378,000	7,692,300
FMC Corp.	25,000	1,739,750
Monsanto Co.	25,000	2,830,000
		12,262,050
Metals & Mining - 0.2%
Newmont Mining Corp.	25,000	824,000

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	125,000	5,193,750

Utilities - 2.3%
Electric Utilities - 0.9%
Exelon Corp.	100,000	3,598,000

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.	150,000	1,677,000
Ormat Technologies, Inc.	75,000	4,281,000
		5,958,000

Total Common Stocks (Cost $384,241,002)		$415,811,330

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 1.5%	Contracts	Value
Nasdaq 100 Index Option, 05/19/2017 at $5,300	100	$477,400
Russell 2000 Index Option, 05/19/2017 at $1,370	700	1,740,200
S&P 500 Index Option, 05/19/2017 at $2,360	1,100	3,850,000
Total Put Option Contracts (Cost $6,922,504)		$6,067,600

Total Investments at Value - 103.2% (Cost $391,163,506)		$421,878,930

MONEY MARKET FUNDS - 52.0%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.48% (b)	64,886,184	$64,886,184
First American Treasury Obligations Fund - Class Y, 0.33% (b)	147,731,836	147,731,836
Total Money Market Funds (Cost $212,618,020)		$212,618,020

Total Investments and Money Market Funds at Value - 155.2% (Cost $603,781,526)		$634,496,950

Written Call Option Contracts - (56.3%)		(230,049,500)

Other Assets in Excess of Liabilities - 1.1%		4,286,830

Net Assets - 100.0%		$408,734,280

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2017 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/16/2017 at $2,100	100	$33,277,600	$32,619,866
Russell 2000 Index Option,
06/16/2017 at $700	700	47,773,600	48,789,060
S&P 500 Index Option,
06/16/2017 at $1,000	1,100	148,998,300	152,427,018
Total Written Call Option Contracts		$230,049,500	$233,835,944

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 3.0%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy, L.P.	1,000	$51,980
ONEOK Partners, L.P.	1,000	53,990
Williams Partners, L.P.	866	35,359
		141,329
Materials - 2.7%
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd.	25,000	1,061,000
AngloGold Ashanti Ltd. - ADR	75,000	807,750
Barrick Gold Corp.	150,000	2,848,500
Coeur Mining, Inc. (b)	25,000	202,000
Compania de Minas Buenaventura S.A. - ADR	25,000	301,000
Goldcorp, Inc.	100,000	1,459,000
Newmont Mining Corp.	50,000	1,648,000
Pan American Silver Corp.	5,000	87,600
Randgold Resources Ltd. - ADR	10,000	872,800
Royal Gold, Inc.	10,000	700,500
Sibanye Gold Ltd. - ADR	75,000	660,750
Silver Wheaton Corp.	5,000	104,200
Stillwater Mining Co. (b)	5,000	86,350
		10,839,450
Utilities - 0.3%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	1,000	67,130
Duke Energy Corp.	333	27,309
Edison International	1,000	79,610
Entergy Corp.	1,000	75,960
Exelon Corp.	1,000	35,980
FirstEnergy Corp.	1,000	31,820
NextEra Energy, Inc.	1,000	128,370
Pinnacle West Capital Corp.	1,000	83,380
PPL Corp.	1,000	37,390
		566,949
Multi-Utilities - 0.1%
Ameren Corp.	1,000	54,590
Dominion Resources, Inc.	1,000	77,570
DTE Energy Co.	1,000	102,110
PG&E Corp.	1,000	66,360
Public Service Enterprise Group, Inc.	1,000	44,350

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 3.0% (continued)	Shares	Value
Utilities - 0.3% (continued)
Multi-Utilities - 0.1% (continued)
SCANA Corp.	1,000	$65,350
		410,330

Total Common Stocks (Cost $11,348,235)		$11,958,058

U.S. TREASURY OBLIGATIONS - 59.2%	Par Value	Value
U.S. Treasury Bills (c) - 25.0%
0.89%, due 09/28/2017	$50,000,000	$49,781,200
1.02%, due 03/29/2018	50,000,000	49,497,500
		99,278,700
U.S. Treasury Inflation-Protected Notes - 3.5%
2.50%, due 01/15/2029	11,308,500	13,840,858

U.S. Treasury Notes - 30.7%
0.75%, due 10/31/2018	50,000,000	49,654,300
1.50%, due 08/15/2026	25,000,000	23,133,800
2.25%, due 02/15/2027	50,000,000	49,368,150
		122,156,250

Total U.S. Treasury Obligations (Cost $233,466,544)		$235,275,808

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Value
CurrencyShares British Pound Sterling Trust (b)	50,000	$6,107,000
CurrencyShares Euro Trust (b)	50,000	5,170,500
CurrencyShares Japanese Yen Trust (b)	1,000	86,520
CurrencyShares Swedish Krona Trust (b)	10,000	1,076,500
CurrencyShares Swiss Franc Trust (b)	15,000	1,425,900
iShares 1-3 Year International Treasury Bond ETF (b)	1,000	78,485
iShares Gold Trust (b)	25,000	300,250
iShares International Treasury Bond ETF	1,000	91,400
SPDR Bloomberg Barclays International Treasury Bond ETF (b)	2,000	53,280
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	30,320
SPDR Citi International Government Inflation-Protected Bond ETF	1,000	54,810
SPDR Gold Shares (b)	5,000	593,600

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 4.2% (continued)	Shares	Value
United States Natural Gas Fund, L.P. (b)	100,000	$757,000
United States Oil Fund, L.P. (b)	100,000	1,064,000
Total Exchange-Traded Funds (Cost $16,993,247)		$16,889,565

Total Investments at Value - 66.4% (Cost $261,808,026)		$264,123,431

MONEY MARKET FUNDS - 33.6%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.48% (d)	40,031,010	$40,031,010
First American Treasury Obligations Fund - Class Y, 0.33% (d)	93,445,025	93,445,025
Total Money Market Funds (Cost $133,476,035)		$133,476,035

Total Investments and Money Market Funds at Value - 100.0% (Cost $395,284,061)		$397,599,466

Liabilities in Excess of Other Assets – (0.0%) (a)		(89,512)

Net Assets - 100.0%		$397,509,954

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 86.5%	Shares	Value
Australia - 5.5%
AUB Group Ltd.	681	$6,088
Crown Resorts Ltd.	50,000	451,142
JB Hi-Fi Ltd. (a)	23,000	433,910
Myer Holdings Ltd. (a)	500,000	464,093
SEEK Ltd. (a)	30,000	364,738
		1,719,971
Austria - 0.5%
Palfinger AG	4,000	148,085

Canada - 15.7%
Air Canada (b)	30,000	311,313
Canadian Western Bank Group	25,000	553,258
CGI Group, Inc. - Class A (b)	6,000	287,491
IGM Financial, Inc.	18,000	536,812
Industrial Alliance Insurance and Financial Services, Inc.	11,000	476,693
Manulife Financial Corp.	25,000	443,471
Power Corp. of Canada	23,000	540,301
Royal Bank of Canada	7,500	546,434
ShawCor Ltd.	15,000	437,400
SNC-Lavalin Group, Inc.	11,000	431,613
WestJet Airlines Ltd.	20,000	342,896
		4,907,682
Finland - 1.8%
Sponda Oyj (a)	100,000	417,896
Tikkurila Oyj	7,200	145,951
		563,847
France - 5.1%
Edenred (a)	23,000	542,900
Elecnor S.A.	2,163	21,508
IPSOS	15,000	465,699
Neopost S.A. (a)	15,000	575,191
		1,605,298
Germany - 5.3%
BayWa AG	6,195	204,330
Dialog Semiconductor plc (a) (b)	11,000	561,123
SAP SE - ADR	6,000	589,020
SHW AG (a)	9,000	309,952
		1,664,425

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.5% (continued)	Shares	Value
Japan - 19.8%
CyberAgent, Inc. (a)	20,000	$593,068
Daiwabo Holdings Co. Ltd. (a)	200,000	590,248
en-japan, Inc. (a)	19,000	423,384
EPS Holdings, Inc. (a)	30,000	422,550
Fudo Tetra Corp. (a)	175,000	302,038
Isuzu Motors Ltd. (a)	28,000	370,857
Kanagawa Chuo Kotsu Co. Ltd. (a)	62,000	395,901
Kurimoto Ltd. (a)	15,000	296,439
Misawa Homes Co. Ltd. (a)	42,000	392,299
Mixi, Inc. (a)	10,000	483,738
Panasonic Corp. (a)	30,000	339,532
Shinnihon Corp. (a)	52,000	417,818
SoftBank Group Corp. (a)	7,500	531,887
SRG Takamiya Co. Ltd. (a)	25,000	132,290
Toshiba Corp. (a) (b)	230,000	495,792
		6,187,841
Norway - 2.1%
Ocean Yield ASA (a)	25,000	177,815
Statoil ASA (a)	27,000	464,136
		641,951
Portugal - 1.1%
Jeronimo Martins SGPS S.A. (a)	20,000	357,417

Spain - 7.4%
Amadeus IT Group S.A. (a)	8,000	405,385
Enagas S.A. (a)	20,000	518,916
Endesa S.A. (a)	15,000	352,075
Grupo Catalana Occidente S.A. (a)	10,000	354,820
Miquel y Costas & Miquel S.A.	6,000	169,572
Tecnicas Reunidas S.A. (a)	13,000	513,322
		2,314,090
Sweden - 3.6%
Concentric AB (a)	5,813	88,913
Modern Times Group MTG AB - Class B (a)	18,000	601,912
Nibe Industrier AB - Class B (a)	55,000	439,665
		1,130,490
Switzerland - 5.9%
Kudelski S.A. (a)	25,000	409,210
Sonova Holding AG (a)	3,500	485,590
Swiss Re AG (a)	5,500	494,077

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.5% (continued)	Shares	Value
Switzerland - 5.9% (continued)
Tamedia AG	2,880	$442,869
		1,831,746
United Kingdom - 12.7%
Aggreko plc (a)	40,000	442,407
Burberry Group plc (a)	28,000	604,296
esure Group plc	200,000	587,896
GlaxoSmithKline plc (a)	26,000	540,649
Hays plc (a)	200,000	393,442
J.D. Wetherspoon plc	50,000	592,031
Shire plc - ADR	1,800	313,614
Utilitywise plc	13,861	28,613
WS Atkins plc (a)	25,000	482,442
		3,985,390

Total Investments at Value - 86.5% (Cost $24,487,743)		$27,058,233

Other Assets in Excess of Liabilities - 13.5%		4,223,917

Net Assets - 100.0%		$31,282,150

ADR - American Depositary Receipt.

(a)	Foreign fair value priced (Note 1). Foreign fair valued securities totaled $17,984,133 at March 31, 2017, representing 57.5% of net assets.
(b)	Non-income producing security.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
March 31, 2017 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 22.0%
Auto Components	2.3%
Automobiles	1.2%
Hotels, Restaurants & Leisure	3.3%
Household Durables	2.3%
Media	8.1%
Multiline Retail	1.5%
Specialty Retail	1.4%
Textiles, Apparel & Luxury Goods	1.9%
Consumer Staples - 1.6%
Food & Staples Retailing	1.6%
Energy - 5.1%
Energy Equipment & Services	3.6%
Oil, Gas & Consumable Fuels	1.5%
Financials - 14.5%
Banks	3.5%
Capital Markets	1.7%
Insurance	9.3%
Health Care - 5.6%
Biotechnology	1.0%
Health Care Equipment & Supplies	1.5%
Pharmaceuticals	3.1%
Industrials - 17.4%
Airlines	2.1%
Building Products	1.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	3.7%
Industrial Conglomerates	1.6%
Machinery	0.3%
Professional Services	4.1%
Trading Companies & Distributors	1.1%
Information Technology - 12.5%
Electronic Equipment, Instruments & Components	3.2%
Internet Software & Services	1.6%
IT Services	2.2%
Semiconductors & Semiconductor Equipment	1.8%
Software	1.9%
Technology Hardware, Storage & Peripherals	1.8%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (continued)

Sector/Industry	% of Net Assets
Materials - 2.0%
Chemicals	0.5%
Metals & Mining	1.0%
Paper & Forest Products	0.5%
Real Estate - 1.3%
Real Estate Management & Development	1.3%
Telecommunication Services - 1.7%
Wireless Telecommunication Services	1.7%
Utilities - 2.8%
Electric Utilities	1.1%
Gas Utilities	1.7%
86.5%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation
Mini MSCI EAFE Index Future	06/16/2017	300	$26,733,000	$(423,000)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 31.5%
Auto Components - 5.0%
American Axle & Manufacturing Holdings, Inc. (a)	3,700	$69,486
Gentex Corp.	6,500	138,645
Lear Corp.	500	70,790
Tenneco, Inc.	1,000	62,420
		341,341
Automobiles - 2.9%
Harley-Davidson, Inc.	1,800	108,900
Winnebago Industries, Inc.	3,000	87,750
		196,650
Hotels, Restaurants & Leisure - 1.3%
Wynn Resorts Ltd.	800	91,688

Household Durables - 4.4%
Garmin Ltd.	2,550	130,331
KB Home	4,700	93,436
William Lyon Homes - Class A (a)	4,000	82,480
		306,247
Leisure Products - 1.6%
Mattel, Inc.	4,400	112,684

Media - 4.4%
John Wiley & Sons, Inc. - Class A	2,100	112,980
Regal Entertainment Group - Class A	4,800	108,384
Scripps Networks Interactive, Inc. - Class A	1,000	78,370
		299,734
Specialty Retail - 10.3%
Aaron's, Inc.	2,500	74,350
America's Car-Mart, Inc. (a)	2,200	80,190
Best Buy Co., Inc.	3,000	147,450
Dick's Sporting Goods, Inc.	2,000	97,320
Murphy USA, Inc. (a)	2,000	146,840
Pier 1 Imports, Inc.	10,000	71,600
Tiffany & Co.	1,000	95,300
		713,050
Textiles, Apparel & Luxury Goods - 1.6%
Wolverine World Wide, Inc.	4,500	112,365

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Consumer Staples - 10.3%
Beverages - 1.7%
Coca-Cola Co. (The)	2,800	$118,832

Food & Staples Retailing - 3.5%
United Natural Foods, Inc. (a)	1,500	64,845
Wal-Mart Stores, Inc.	1,800	129,744
Whole Foods Market, Inc.	1,500	44,580
		239,169
Food Products - 3.5%
Darling Ingredients, Inc. (a)	6,000	87,120
Sanderson Farms, Inc.	800	83,072
Seneca Foods Corp. - Class A (a)	2,000	72,200
		242,392
Personal Products - 1.6%
Nu Skin Enterprises, Inc. - Class A	2,000	111,080

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp. (a)	13,000	77,220
Exxon Mobil Corp.	900	73,809
		151,029
Financials - 9.3%
Capital Markets - 1.1%
State Street Corp.	1,000	79,610

Consumer Finance - 1.5%
American Express Co.	1,300	102,843

Insurance - 6.7%
Aflac, Inc.	1,650	119,493
Everest Re Group Ltd.	600	140,286
First American Financial Corp.	2,000	78,560
Progressive Corp. (The)	3,200	125,376
		463,715
Health Care - 11.2%
Biotechnology - 2.0%
Biogen, Inc. (a)	250	68,355
United Therapeutics Corp. (a)	500	67,690
		136,045

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Health Care - 11.2% (continued)
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	2,300	$119,278
Varex Imaging Corp. (a)	360	12,096
Varian Medical Systems, Inc. (a)	900	82,017
		213,391
Health Care Providers & Services - 3.6%
HealthSouth Corp.	2,400	102,744
Laboratory Corp. of America Holdings (a)	500	71,735
Select Medical Holdings Corp. (a)	5,500	73,425
		247,904
Life Sciences Tools & Services - 0.9%
QIAGEN N.V. (a)	2,200	63,734

Pharmaceuticals - 1.6%
AstraZeneca plc - ADR	2,000	62,280
Depomed, Inc. (a)	4,200	52,710
		114,990
Industrials - 13.9%
Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	1,800	101,682

Commercial Services & Supplies - 1.0%
Knoll, Inc.	3,000	71,430

Machinery - 2.7%
Flowserve Corp.	1,000	48,420
Greenbrier Cos., Inc. (The)	1,500	64,650
Trinity Industries, Inc.	2,700	71,685
		184,755
Professional Services - 1.3%
Dun & Bradstreet Corp. (The)	800	86,352

Road & Rail - 2.6%
Landstar System, Inc.	1,400	119,910
Swift Transportation Co. (a)	3,000	61,620
		181,530
Trading Companies & Distributors - 4.8%
Fastenal Co.	2,400	123,600
Grainger (W.W.), Inc.	325	75,647
MSC Industrial Direct Co., Inc. - Class A	1,300	133,588
		332,835

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.4% (continued)	Shares	Value
Information Technology - 15.9%
Communications Equipment - 2.8%
Cisco Systems, Inc.	3,500	$118,300
Plantronics, Inc.	1,400	75,754
		194,054
Electronic Equipment, Instruments & Components - 2.5%
Corning, Inc.	3,000	81,000
ScanSource, Inc. (a)	2,400	94,200
		175,200
IT Services - 3.7%
International Business Machines Corp.	700	121,898
Net 1 UEPS Technologies, Inc. (a)	5,000	61,150
Western Union Co. (The)	3,400	69,190
		252,238
Semiconductors & Semiconductor Equipment - 1.7%
QUALCOMM, Inc.	2,000	114,680

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	900	129,294
HP, Inc.	6,500	116,220
Seagate Technology plc	2,500	114,825
		360,339
Materials - 3.1%
Chemicals - 2.1%
BASF SE - ADR	1,450	143,804

Paper & Forest Products - 1.0%
Boise Cascade Co. (a)	2,600	69,420

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Sabra Health Care REIT, Inc.	2,500	69,825

Total Common Stocks (Cost $6,344,151)		$6,796,637

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 0.0% (b)	Contracts	Value
S&P 500 Index Option, 06/16/2017 at $1,300	21	$462
S&P 500 Index Option, 06/16/2017 at $2,000	7	2,940
Total Put Option Contracts (Cost $6,205)		$3,402

Total Investments at Value - 98.4% (Cost $6,350,356)		$6,800,039

MONEY MARKET FUNDS - 37.4%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.48% (c)	758,807	$758,807
First American Treasury Obligations Fund – Class Y, 0.33% (c)	1,821,852	1,821,852
Total Money Market Funds (Cost $2,580,659)		$2,580,659

Total Investments and Money Market Funds at Value - 135.8% (Cost $8,931,015)		$9,380,698

Written Call Option Contracts - (35.7%)		(2,467,941)

Liabilities in Excess of Other Assets - (0.1%)		(3,706)

Net Assets - 100.0%		$6,909,051

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2017 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/16/2017 at $1,300	21	$2,215,731	$2,280,572
S&P 500 Index Option,
06/16/2017 at $2,000	7	252,210	271,212
Total Written Call Option Contracts		$2,467,941	$2,551,784

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Value Fund, formerly Hussman Strategic Dividend Value Fund, (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded; however, on days when the value of securities traded on a foreign stock exchange may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2017, all options held by Hussman Strategic Growth Fund and Hussman Strategic Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2017 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$415,811,330	$-	$-	$415,811,330
Put Option Contracts	-	6,067,600	-	6,067,600
Money Market Funds	212,618,020	-	-	212,618,020
Total Investments in Securities and Money Market Funds	$628,429,350	$6,067,600	$-	$634,496,950

Other Financial Instruments:
Written Call Option Contracts	$-	$(230,049,500)	$-	$(230,049,500)
Total Other Financial Instruments	$-	$(230,049,500)	$-	$(230,049,500)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$11,958,058	$-	$-	$11,958,058
U.S. Treasury Obligations	-	235,275,808	-	235,275,808
Exchange-Traded Funds	16,889,565	-	-	16,889,565
Money Market Funds	133,476,035	-	-	133,476,035
Total Investments in Securities and Money Market Funds	$162,323,658	$235,275,808	$-	$397,599,466

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$9,074,100	$17,984,133	$-	$27,058,233
Total Investments in Securities	$9,074,100	$17,984,133	$-	$27,058,233

Other Financial Instruments:
Futures Contracts Sold Short	$(423,000)	$-	$-	$(423,000)
Total Other Financial Instruments	$(423,000)	$-	$-	$(423,000)

Hussman Strategic Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$6,796,637	$-	$-	$6,796,637
Put Option Contracts	-	3,402	-	3,402
Money Market Funds	2,580,659	-	-	2,580,659
Total Investments in Securities and Money Market Funds	$9,377,296	$3,402	$-	$9,380,698

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,467,941)	$-	$(2,467,941)
Total Other Financial Instruments	$-	$(2,467,941)	$-	$(2,467,941)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of March 31, 2017, Hussman Strategic Growth Fund, Hussman Total Return Fund and Hussman Strategic Value Fund did not have any transfers into or out of any Level.

Transfers that occurred between Levels 1 and 2 on March 31, 2017 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$-	$204,330

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2017:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Value Fund
Cost of investments and money market funds	$604,419,847	$399,049,103	$24,487,743	$8,931,015
Gross unrealized appreciation	$41,340,550	$2,541,796	$2,768,601	$651,637
Gross unrealized depreciation	(11,263,447)	(3,991,433)	(198,111)	(201,954)
Net unrealized appreciation (depreciation)	$30,077,103	$(1,449,637)	$2,570,490	$449,683
Net unrealized appreciation
written call option contracts	$3,786,444	$-	$-	$83,843

As of March 31, 2017, the tax cost of written call option contracts for Hussman Strategic Growth Fund and Hussman Strategic Value Fund is $233,835,944 and $2,551,784, respectively.

The difference between the federal income tax cost of portfolio investments and their financial statement cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Mutual Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of March 31, 2017, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Value Fund had 52.0%, 33.6% and 37.4%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 36.1%, 23.5% and 26.4%, respectively, of the value of their net assets invested in shares of a single money market mutual fund. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – If a Fund has significant investments of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of March 31, 2017, Hussman Strategic Growth Fund had 39.4% of the value of its net assets invested in stocks within the Information Technology sector and Hussman Strategic Value Fund had 31.5% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 23, 2017

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 23, 2017

*	Print the name and title of each signing officer under his or her signature.